Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Movements
Balance as at beginning of year	$ 1,754	$ 2,437
Recognised in the income statements	(141)	(409)
Recognised in OCI	87	(103)
Set-off of deferred tax assets and deferred tax liabilities	395	(171)
Balance as at end of year	2,095	1,754
Parent Entity
Movements
Balance as at beginning of year	1,646	2,093
Recognised in the income statements	(155)	(326)
Recognised in OCI	87	(101)
Set-off of deferred tax assets and deferred tax liabilities	379	(20)
Balance as at end of year	$ 1,957	$ 1,646